Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Reconciliation of Tax Expense & Accounting Profit Multiplied By Tax Rate (Parenthetical) (Detail) - INR (₨)
₨ in Millions
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	25.168%	25.168%
Amount of net unrecognised deferred tax assets	₨ 0	₨ 2,030	₨ 1,064
Previously unrecognised DTA realised	1,922
One time charge for moving alternate lower tax regime	₨ 693